Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Professional fees payable	$ 1,612,224
Other taxes payable	851,836	$ 154,482
Accrued payroll and employee benefits	139,611	116,694
Deposits	7,457	365,722
Others	52,651	24,139
Total accrued expenses and other current liabilities	$ 2,663,779	$ 661,037